Trade and Notes Receivables - Summary of Provision for Impairment of Trade Receivables (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade and notes receivables [member]
Disclosure of financial assets [Line Items]
Impairment losses, net (note 9)	¥ (21)	¥ (3)
At beginning of year (restated)	88
Amount written off as uncollectible	(5)	(13)
Disposal of a subsidiary		(5)
Provision included in assets classified as held for sale		(6)
Ending balance	93	88
Restated balance [member] | Trade and notes receivables [member]
Disclosure of financial assets [Line Items]
At beginning of year (restated)	119	115
Ending balance		119
IFRS9 [member]
Disclosure of financial assets [Line Items]
Effect of adoption of IFRS 9	216
IFRS9 [member] | Trade and notes receivables [member]
Disclosure of financial assets [Line Items]
Effect of adoption of IFRS 9	31
Previously Stated [Member] | Trade and notes receivables [member]
Disclosure of financial assets [Line Items]
At beginning of year (restated)	¥ 88	115
Ending balance		¥ 88